Deferred charges, net (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Deferred charges, net [Abstract]
Balance at beginning of period	$ 2,061,573
Additions	1,250,632
Amortization	(353,681)
Balance at end of period	$ 2,958,524